SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	$ 598,229	$ 774,984
Cost of sales [member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	122,036	127,637
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)		75,510
Intangible Asset And Software [Member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	93,278	386,087
Professional Fees [Member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	96,200	57,000
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	$ 286,715	$ 128,750